Income Taxes (Narrative) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Combined normal effective statutory tax rate	38.00%	40.60%	40.60%
Undistributed earning of foreign subsidiaries	¥ 28,644,000,000	¥ 26,637,000,000
Operating loss carryforwards	335,303,000,000
Tax credit carryforwards	3,526,000,000
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	9,632,000,000	9,170,000,000	24,639,000,000
Significant change in unrecognized tax benefits is reasonably possible, amount of unrecorded benefit	12,800,000,000
"Amendment to the 2011 Tax Reform" and "Special Measure to Secure the Financial Resources to Implement the Restoration from The Great East Japan Earthquake", enacted on Nov. 30, 2011 [Member]
Income Taxes [Line Items]
Percentage of annual taxable income up to which net operating loss carryforward can be utilized		80.00%
Increase in the net operating loss carryforward period in years		2 years
Net operating loss carryforward period in years		9 years
Reduction in the effective statutory rate of corporate income tax		5.00%
Effective statutory rate of corporate income tax for years starting April 1, 2015		35.60%
Effective statutory rate of corporate income tax for the three year period between April 1, 2012 and March 31, 2015		38.00%
Duration for which effective statutory tax rate of 38% is applied, in years		3 years
Change in income tax expense resulting from change in tax laws		¥ 77,997,000,000